Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.004	$ 0.004
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares outstanding	15,525,094	8,666,928
Ordinary shares, shares issued	15,525,094	9,666,928